Deferred compensation plans - Activity Relating to SAR Plan A (Detail) (SAR Plan A [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
SAR Plan A [Member]
Outstanding
Outstanding (number of shares), Outstanding, Beginning	16,545,500
Outstanding (number of shares), Granted	2,711,000
Outstanding (number of shares), Exercised	(1,537,700)
Outstanding (number of shares), Forfeited	(32,300)
Outstanding (number of shares), Expired	(1,727,000)
Outstanding (number of shares), Outstanding, Ending	15,959,500	16,545,500
Outstanding (number of shares), Exercisable, Ending	10,414,600
Weighted-average exercise price
Weighted-average exercise price, Outstanding, Beginning	¥ 848
Weighted-average exercise price, Granted	¥ 838
Weighted-average exercise price, Exercised	¥ 410
Weighted-average exercise price, Forfeited	¥ 416
Weighted-average exercise price, Expired	¥ 1,741
Weighted-average exercise price, Outstanding, Ending	¥ 791	¥ 848
Weighted-average exercise price, Exercisable, Ending	¥ 913
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	3 years 10 months	3 years 10 months
Weighted-average remaining life until expiry (years), Exercisable	2 years 6 months